INVENTORIES - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Carrying amount of inventories sold	¥ 303,021	¥ 443,382	¥ 774,171
Write down of inventories (reversal of inventory provision)	(56,766)	55,973	(2,733)
Cost of sales	¥ 246,255	¥ 499,355	¥ 771,438